Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Systems & Equipment and PPE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 1,205,592	$ 1,068,121
Property, plant and equipment - net	146,055	131,602
Gain on disposition of premium equipment	27,700
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,799,393	2,844,127
Accumulated depreciation	(1,593,801)	(1,776,006)
Systems, equipment and other assets related to contracts, net	1,205,592	1,068,121
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	297	0
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	748	2,257
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,610,417	2,614,869
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	138,591	150,419
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	49,340	76,582
PPE, net
Fixed assets
Property, plant and equipment, gross	328,789	343,563
Accumulated depreciation	(182,734)	(211,961)
Property, plant and equipment - net	146,055	131,602
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	2,317	964
PPE, net | Buildings
Fixed assets
Property, plant and equipment, gross	70,473	68,847
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	240,375	258,767
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 15,624	$ 14,985